Stock Based Compensation	9 Months Ended
Sep. 30, 2025
Stock Based Compensation
Stock Based Compensation

10. Stock Based Compensation

Prior to the initial public offering in June 2025, the Company maintained the JCAP TopCo, LLC 2018 Underlying Units Plan (the “Plan”) and the Management Invest LLC 2018 Management Incentive Plan (the “Management Invest Plan”), effective August 31, 2018, to promote the long-term growth and profitability of the Company by providing certain of the Company’s employees and other service providers who were involved in the Company’s growth with an opportunity to acquire equity interests that enable them to share in the appreciation of value of the Company, thereby encouraging such persons to contribute to and participate in the success of the Company.

Under the Plan, awards of Class B Units representing limited liability company interests in JCAP TopCo, LLC, a holding company and direct parent of the Company, were issued to Management Invest LLC, which in turn issued corresponding awards of Class B Units in Management Invest LLC to certain of the Company’s employees and other service providers under the Management Invest Plan. As of June 26, 2025, there were 26,932,232 Class B units available for issuance, of which 26,932,232 were issued and outstanding. The Class B units qualified as liability awards since they would have been settled in cash upon redemption and were included in accounts payable and accrued expenses on the combined and condensed consolidated balance sheet. The unit value was calculated based on the estimated fair value of the Company over the original investment amount. Generally, approximately thirty percent (30%) of the units vested in five equal installments on each of the first five anniversaries of their respective grant dates, and the remaining seventy percent (70%) vested upon a change of control if applicable distribution thresholds were achieved. The Company valued its units awarded under the Plan based on the market approach. The Company utilized public company comparable information to establish the measure of invested capital (“MOIC”), which was then applied against the strike prices of the respective vested portion of the units awarded under the Plan to calculate the compensation exposure.

As part of the initial public offering, all of the Class B Units issued pursuant to the Management Invest Plan were crystalized and converted into shares of common stock on the basis of the Exchange Ratio used to convert the Class A Units and Class C Units. The conversion took into account the number of Class B Units held, the applicable distribution threshold and the value of the distributions that the holder would have been entitled to receive through their indirect ownership interest in JCAP TopCo, LLC had JCAP TopCo, LLC been liquidated on the date of such conversion in accordance with the terms of the distribution waterfall set forth in the JCAP TopCo LLC Agreement. If in-the-money, the Class B Units were converted into a number of shares based on the respective distribution thresholds and terms of such awards, and if out-of-the-money, were canceled. For Class B Units that were in-the-money but unvested and subject solely to time vesting requirements, such Class B Units were converted into shares of restricted stock and subject to the same time vesting requirements that the corresponding Class B Units were subject to prior to the Reorganization. For Class B Units that were in-the-money but unvested and subject to performance vesting requirements, those were converted into shares of restricted stock and subject to a three-year time-vesting requirement in equal increments from the date of the initial public offering, subject to continued service through the applicable vesting dates (provided, that any such unvested shares of restricted stock will be subject to acceleration in the event of a holder’s termination of service without cause or due to such holder’s death or disability). The conversion of such in-the-money unvested Class B Units was evidenced by individual restricted stock agreements and were not issued under the Company’s 2025 Incentive Award Plan (the “2025 Plan”). Specifically, 6,418,775 shares were issued in respect of Class B Units of Management Invest, LLC (which correspond to Class B Units of JCAP TopCo, LLC) that were in- the-money. These shares were issued as restricted stock either with the same time-based vesting requirements that the corresponding Class B Units were subject to prior to the Reorganization or, if such corresponding Class B Units had performance vesting requirements, with a three year time-vesting requirement. If the vesting conditions of the restricted stock are not satisfied, such restricted stock will be forfeited and canceled. The Company accounts for forfeitures when they occur. Holders of converted restricted stock awards will be eligible to receive non-forfeitable dividends in the event the Company determines to pay dividends in respect of its common stock. For Class B Units that were in-the-money and fully vested, those were converted into shares of common stock. With respect to Class B Units that were out-of-the-money and were canceled in the Reorganization, the Company issued new stock options under the 2025 Plan to the employee and director holders of such canceled Class B Units to put them in an approximately equivalent economic position in terms of number of options and exercise prices as they would be in if their Class B Units were not canceled and instead exchanged for new options. Such options were granted effective as of immediately following the determination of the initial public offering price per share of our common stock and were in an amount equal to the number of the out-of-the-money Class B Units that were canceled, multiplied by the Exchange Ratio, and have an exercise price per share equal to the distribution threshold of the out-of-the-money Class B Units, multiplied by the Exchange Ratio (or if greater, the initial public offering price per share of our common stock). The options are subject to the same time-vesting requirements that the corresponding Class B Units were subject to prior to the Reorganization.

The Company measures the fair value of stock option awards on the grant date using a Black-Scholes option-valuation model. The model incorporates various assumptions, including the exercise price, expected term, risk-free interest rate, expected stock price volatility, and expected dividend yield. The risk-free interest rate is derived from U.S. Treasury yields with maturities corresponding to the expected term of the awards. Expected volatility is estimated using the historical volatility of a peer group of comparable publicly traded companies, given the limited trading history of the Company’s common stock. The expected dividend yield reflects the Company’s historical and anticipated future dividend policy.

A summary of the status of the Company’s equity-based awards and activity as of September 30, and June 30, 2025 is presented below with the comparative 2024 periods having no restricted stock or stock options issued.

					WEIGHTED-AVERAGE
	OUTSTANDING	WEIGHTED-AVERAGE		WEIGHTED-AVERAGE	REMAINING	AGGREGATE
	RESTRICTED	GRANT DATE	STOCK OPTIONS	GRANT	CONTRACTUAL TERM	INTRINSIC VALUE
	SHARES	FAIR VALUE	OUTSTANDING	PRICE	(YEARS)	(IN THOUSANDS)
Balance at March 31, 2025	—	$—	—	$—	—	$—
Granted	6,418,775	15.00	457,542	24.81
Exercised	—	—	—	—
Forfeited, expired or canceled	—	—	—	—
Balance at June 30, 2025	6,418,775	$15.00	457,542	$24.81	10.0	$97.7
Granted	—	—	20,000	25.33
Vested	(24,164)	15.00	—	—
Exercised	—	—	—	—
Forfeited, expired or canceled	(19,827)	15.00	—	—
Balance September 30, 2025	6,374,784	$15.00	477,542	$24.84	9.4	$0.8

For the three months ended September 30, 2025 and 2024, stock-based compensation expense recognized was $8.8 million and $2.2 million, respectively. The change in stock-based compensation for the three months ended September 30, 2025 is driven by the recognition of $8.8 million of stock-based compensation expense associated with the unvested restricted stock.

For the nine months ended September 30, 2025 and 2024, stock-based compensation expense recognized was $0.9 million and $4.1 million, respectively. The change in stock-based compensation expense for the nine months ended September 30, 2025 is driven by the recognition of $9.3 million of stock-based compensation expense associated with the unvested restricted stock, stock options and Class B Units that existed prior to the IPO, partially offset by the reversal of stock-based compensation expense due to the impact of the initial public offering on the outstanding Class B units of $8.4 million. As of September 30, 2025, the total unrecognized stock-based compensation expense related to unvested restricted shares was $87.3 million, which is expected to be recognized over a remaining weighted average term of 2.74 years.